Property, Plant and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

9. PROPERTY, PLANT AND EQUIPMENT, NET

Property and equipment consisted of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Leasehold improvements	754	754	104
Computer and network equipment	1,930	1,939	267
Manufacturing equipment	12,501	14,006	1,927
Office equipment	187	291	40
Motor vehicles	3,914	3,559	490
Construction in process	1,056	-	-
	20,342	20,549	2,828
Less: loss of impairment	(1,896)	(1,896)	(261)
Less: Accumulated depreciation	(6,682)	(9,147)	(1,259)
	11,764	9,506	1,308

For the six months ended June 30, 2023 and 2024, the Group recorded depreciation expenses of RMB1,269 and RMB2,606 (US$359), respectively.

The loss of the impairment was due to the permanent withdrawn of a production line made in 2023.

9. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Leasehold improvements	754	754	106
Computer and electronic equipment	1,235	1,930	272
Manufacturing equipment	12,422	12,501	1,761
Office equipment	187	187	26
Motor vehicles	3,896	3,914	551
Construction in process	1,948	1,056	149
	20,442	20,342	2,865
Less: loss of impairment	-	(1,896)	(267)
Less: accumulated depreciation	(4,160)	(6,682)	(941)
	16,282	11,764	1,657

For the years ended December 31, 2022 and 2023, the Group recorded depreciation expenses of RMB2,429 and RMB2,522 (US$355) respectively. There is nil and RMB1,896 (US$267) of impairment of property, plant and equipment recognized as of the years ended December 31, 2022 and 2023, respectively.